Income Taxes - Summary of Income loss Before Income Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (26,549)	$ (19,935)	$ (26,083)
Foreign	412	447	542
Loss before income taxes	$ (26,137)	$ (19,488)	$ (25,541)